Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated September 18, 2023 to the
Prospectus for Institutional Investors and Prospectus for Individual Investors,
each dated February 28, 2023, as supplemented
The Board of Directors of the Fund has approved certain changes to the Frontier Emerging Markets Portfolio (the “Portfolio”), effective September 22, 2023. The changes are as follows:

●	Institutional Class I shares of the Portfolio shall be redesignated as “Institutional Class” shares of the Portfolio; and

●	Institutional Class II shares of the Portfolio shall be redesignated as “Institutional Class Z” shares of the Portfolio.
Neither of these changes will have a material impact on the fees or expenses of these share classes. Effective September 22, 2023:

●	All outstanding Institutional Class II shares of the Portfolio shall be deemed to be Institutional Class Z shares.

●
Institutional Class Z shares of the Portfolio shall be offered in the Prospectus for Institutional Class Z Investors – Frontier Emerging Markets Portfolio, dated February 28, 2023, as amended September 22, 2023.

●	The ticker symbol for Institutional Class Z shares of the Portfolio shall be HLFZX.

●	The minimum initial subscription for Institutional Class Z shares of the Portfolio shall be $5,000,000.
As well, on September
 22, 2023, the following changes are implemented
:
Prospectus for Institutional Investors

●	All references to “Institutional Class I” shares of the Portfolio are deleted and replaced with “Institutional Class.”

●	All references to “Institutional Class II” shares of the Portfolio, related disclosures, and ticker symbol HLFFX, are deleted.

●	All disclosures in the section captioned “Frontier Emerging Markets Portfolio” and sub-captioned “Portfolio Summary | February 28, 2023 | Institutional Class II HLFFX” are deleted.

●	The third paragraph in the “ Purchase and Redemption of Shares – Share Class Conversion ” section is deleted and replaced with the following:
Subject to the approval of the Fund, Institutional Class shares of a Portfolio may be exchanged for Institutional Class Z shares of the Global Equity Portfolio, Institutional Emerging Markets Portfolio, International Equity Portfolio, International Small Companies Portfolio, or Frontier Emerging Markets Portfolio (which are not offered in this Prospectus) based on the respective NAV of the shares involved in the exchange, assuming that the shareholder wishing to exchange shares resides in a state where the desired shares are qualified for sale.
Prospectus for Individual Investors

●	All references to “Institutional Class I” shares of the Portfolio are deleted and replaced with “Institutional Class.”

●	All references to “Institutional Class II” shares of the Portfolio and related disclosures are deleted.

Harding Loevner Frontier Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated September 18, 2023 to the
Prospectus for Institutional Investors and Prospectus for Individual Investors,
each dated February 28, 2023, as supplemented
The Board of Directors of the Fund has approved certain changes to the Frontier Emerging Markets Portfolio (the “Portfolio”), effective September 22, 2023. The changes are as follows:

●	Institutional Class I shares of the Portfolio shall be redesignated as “Institutional Class” shares of the Portfolio; and

●	Institutional Class II shares of the Portfolio shall be redesignated as “Institutional Class Z” shares of the Portfolio.
Neither of these changes will have a material impact on the fees or expenses of these share classes. Effective September 22, 2023:

●	All outstanding Institutional Class II shares of the Portfolio shall be deemed to be Institutional Class Z shares.

●
Institutional Class Z shares of the Portfolio shall be offered in the Prospectus for Institutional Class Z Investors – Frontier Emerging Markets Portfolio, dated February 28, 2023, as amended September 22, 2023.

●	The ticker symbol for Institutional Class Z shares of the Portfolio shall be HLFZX.

●	The minimum initial subscription for Institutional Class Z shares of the Portfolio shall be $5,000,000.
As well, on September
 22, 2023, the following changes are implemented
:
Prospectus for Institutional Investors

●	All references to “Institutional Class I” shares of the Portfolio are deleted and replaced with “Institutional Class.”

●	All references to “Institutional Class II” shares of the Portfolio, related disclosures, and ticker symbol HLFFX, are deleted.

●	All disclosures in the section captioned “Frontier Emerging Markets Portfolio” and sub-captioned “Portfolio Summary | February 28, 2023 | Institutional Class II HLFFX” are deleted.

●	The third paragraph in the “ Purchase and Redemption of Shares – Share Class Conversion ” section is deleted and replaced with the following:
Subject to the approval of the Fund, Institutional Class shares of a Portfolio may be exchanged for Institutional Class Z shares of the Global Equity Portfolio, Institutional Emerging Markets Portfolio, International Equity Portfolio, International Small Companies Portfolio, or Frontier Emerging Markets Portfolio (which are not offered in this Prospectus) based on the respective NAV of the shares involved in the exchange, assuming that the shareholder wishing to exchange shares resides in a state where the desired shares are qualified for sale.
Prospectus for Individual Investors

●	All references to “Institutional Class I” shares of the Portfolio are deleted and replaced with “Institutional Class.”

●	All references to “Institutional Class II” shares of the Portfolio and related disclosures are deleted.